Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash Reported Within the Consolidated Statements

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2020	2019	2018
Cash and cash equivalents	$131,018	$180,552	$137,298
Restricted cash included in long-term assets	74,147	97,353	87,630
Cash, cash equivalents and restricted cash, end of period	$205,165	$277,905	$224,928

Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The Company estimates the useful lives and residual values of its containers to be as follows:

	As of December 31, 2020 and 2019
	Estimated useful	Residual
	life (years)	Value
Dry containers other than open top and flat rack containers:
20'	13	$1,000
40'	14	$1,200
40' high cube	13	$1,400
45' high cube	13	$1,500
Refrigerated containers:
20'	12	$2,750
20' high cube	12	$2,049
40' high cube	12	$4,000
Open top and flat rack containers:
20' folding flat rack	15	$1,300
40' folding flat rack	16	$1,700
20' open top	15	$1,500
40' open top	14	$2,500
Tank containers	20	10% of cost

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of December 31, 2020 and 2019 were as follows:

	2020			2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,532,753	$(428,913)	$1,103,840	$1,627,878	$(396,247)	$1,231,631
40'	144,881	(55,154)	89,727	167,011	(58,852)	108,159
40' high cube	2,717,384	(672,416)	2,044,968	2,510,937	(592,374)	1,918,563
45' high cube	27,880	(12,747)	15,133	28,670	(11,488)	17,182
Refrigerated containers:
20'	20,164	(8,493)	11,671	20,484	(7,258)	13,226
20' high cube	2,605	(1,742)	863	5,139	(3,090)	2,049
40' high cube	1,103,817	(398,721)	705,096	1,052,707	(338,068)	714,639
Open top and flat rack containers:
20' folding flat	17,228	(5,132)	12,096	17,617	(4,538)	13,079
40' folding flat	49,167	(18,275)	30,892	51,152	(17,278)	33,874
20' open top	13,253	(1,790)	11,463	13,259	(1,625)	11,634
40' open top	22,271	(4,738)	17,533	23,313	(4,351)	18,962
Tank containers	93,240	(11,470)	81,770	81,151	(7,998)	73,153
	$5,744,643	$(1,619,591)	$4,125,052	$5,599,318	$(1,443,167)	$4,156,151

Net Gain on Sale of Owned Fleet Containers

During the years ended December 31, 2020, 2019 and 2018, the Company recorded the following net gain on sale of containers, included in “gain on sale of owned fleet containers, net” in the consolidated statements of operations:

	2020		2019		2018
	Units	Amount	Units	Amount	Units	Amount
Gain on sale of previously written down owned fleet containers, net	51,541	$15,451	52,319	$6,665	28,291	$14,563
Gain on sale of owned fleet containers not written down, net	54,807	11,779	52,126	14,732	79,119	21,508
Gain on sale of owned fleet containers, net	106,348	$27,230	104,445	$21,397	107,410	$36,071

Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable	Company’s lease rental income from its owned fleet during the years ended December 31, 2020, 2019 and 2018, and more than 10% of the Company’s gross accounts receivable from its owned fleet as of December 31, 2020 and 2019:
Lease Rental Income - owned fleet	2020	2019	2018
Customer A	18.4%	15.4%	14.0%
Customer B	12.7%	13.3%	13.4%
Customer C	9.4%	8.3%	8.4%

Schedule of Concentration Risk of Total Fleet Lease Rental Income	Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income during the years ended December 31, 2020, 2019 and 2018, and more than 10% of the Company’s gross accounts receivable from its total fleet as of December 31, 2020 and 2019:

Lease Rental Income - total fleet	2020	2019	2018
Customer A	17.8%	14.8%	13.8%
Customer B	13.3%	13.5%	13.7%
Customer C	9.7%	8.7%	8.7%

Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings	Except for the countries outside of the U.S. noted in the table below, customers in no other single country made up greater than 10% of the Company’s total fleet container lease billings during 2020, 2019 and 2018.

Country	2020	2019	2018
Switzerland	20.5%	13.3%	14.1%
France	12.7%	14.0%	13.8%
Taiwan	12.3%	15.5%	14.6%
People's Republic of China	11.8%	14.1%	15.0%
Singapore	11.0%	11.1%	10.5%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2020, 2019 and 2018 is presented as follows:

Share amounts in thousands	2020	2019	2018
Numerator:
Net income attributable to Textainer Group Holdings Limited common shareholders	$72,822	$56,724	$50,378
Denominator:
Weighted average common shares outstanding-- basic	53,271	57,349	57,200
Dilutive share options and RSUs	210	110	287
Weighted average common shares outstanding-- diluted	53,481	57,459	57,487
Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$1.37	$0.99	$0.88
Diluted	$1.36	$0.99	$0.88

Share options, RSUs and PSUs excluded from the computation of diluted EPS because they were anti-dilutive	1,674	1,805	1,232

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2020 and 2019:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2020 and 2019
	(Level 1)	(Level 2)	(Level 3)	Cumulative Impairment (2)
December 31, 2020
Assets
Containers held for sale (1)		$5,845		$2,118
Total	$—	$5,845	$—	$2,118
December 31, 2019
Assets
Containers held for sale (1)	$—	$22,217	$—	$6,346
Total	$—	$22,217	$—	$6,346

(1)

Represents the carrying value of containers included in “containers held for sale” in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.

(2)	Represents the cumulative net impairment charges recognized on equipment held for sale from the date of designated held for sale status to the indicated period end date.

Accounts Receivable
Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable - owned fleet	2020	2019
Customer A	30.3%	17.1%
Customer B	12.9%	11.2%
Customer C	10.3%	7.0%

Schedule of Concentration Risk of Total Fleet Lease Rental Income
Gross Accounts Receivable - total fleet	2020	2019
Customer A	37.7%	16.6%
Customer C	16.7%	7.7%
Customer B	11.6%	12.0%